Deferred Income Tax and Income Tax Expense - Summary of Tax on the Group's Profit Before Tax (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities [abstract]
Profit before income tax expense	₩ 1,019,334	₩ 1,033,977	₩ 816,997
Statutory income tax expense	269,955	273,982	197,251
Tax effect
Income not taxable for taxation purposes	(1,265)	(85,322)	(19,268)
Non-deductible expenses	19,543	18,126	39,746
Tax credit	(39,190)	(20,319)	(27,211)
Additional payment of income taxes	3,832	11,439	976
Tax effect and adjustment on consolidation
Goodwill impairment	159	137	20,475
Eliminated dividend income form subsidiaries	21,917	31,966	34,305
Changes of out-side tax effect	13,539	618	17,990
Tax effect of investment in kind		82,820
Intangible Asset impairment and amortization	14,052
Reversal expenses of contract cost assets	11,213
Others	6,305	1,118	6,392
Income tax expense	₩ 320,060	₩ 314,565	₩ 270,656